Asset Dispositions And Asset Held For Sale (Reconciliation of Major Classes of Line Items Constituting Income from Discontinued Operations, Net of Tax) (Details) - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Disclosure Of Discontinued Operations [Line Items]
Loss on divestiture, net of tax		$ (6)	$ 294
Revenue		5,239	4,882
Purchases of goods and services		3,596	2,939
Restructuring costs	[1]	446	54
Depreciation and amortization		932	860
Accretion of long-term liabilities and provisions		(5)	(1)
Income taxes			4
Income (loss) from discontinued operations, net of tax		(6)	294
Elimination of intersegment amounts [member]
Disclosure Of Discontinued Operations [Line Items]
Revenue		(4)	(3)
Shaw Tracking [Member]
Disclosure Of Discontinued Operations [Line Items]
Revenue		1	33
Operating, general and administrative expenses		1
Loss on divestiture, net of tax		(6)	(27)
Revenue before eliminations			33
Employee salaries and benefits			7
Purchases of goods and services			18
Operating, general and administrative expenses before eliminations			25
Operating, general and administrative expenses			25
Restructuring costs			3
Depreciation and amortization	[2]		(2)
Impairment of goodwill/disposal group			32
Loss from discontinued operations before tax and gain on divestiture			(25)
Income taxes			2
Income from discontinued operations before gain on divestiture			(27)
Gain (Loss) on divestiture, net of tax		(6)
Income (loss) from discontinued operations, net of tax		(6)	(27)
ViaWest [Member]
Disclosure Of Discontinued Operations [Line Items]
Revenue			334
Loss on divestiture, net of tax			321
Revenue before eliminations			336
Employee salaries and benefits			80
Purchases of goods and services			124
Operating, general and administrative expenses before eliminations			204
Operating, general and administrative expenses			202
Depreciation and amortization	[2]		103
Interest on long-term debt			32
Accretion of long-term liabilities and provisions			12
Loss from discontinued operations before tax and gain on divestiture			(15)
Income taxes			(6)
Income from discontinued operations before gain on divestiture			(9)
Gain (Loss) on divestiture, net of tax			330
Income (loss) from discontinued operations, net of tax			321
ViaWest [Member] | Classification of assets as held for sale [member]
Disclosure Of Discontinued Operations [Line Items]
Depreciation and amortization		16
ViaWest [Member] | Elimination of intersegment amounts [member]
Disclosure Of Discontinued Operations [Line Items]
Revenue	[3]		(2)
Operating, general and administrative expenses	[3]		(2)
Discontinued Operations [Member]
Disclosure Of Discontinued Operations [Line Items]
Revenue		1	367
Operating, general and administrative expenses		1
Loss on divestiture, net of tax		(6)	294
Revenue before eliminations			369
Employee salaries and benefits			87
Purchases of goods and services			142
Operating, general and administrative expenses before eliminations			229
Operating, general and administrative expenses			227
Restructuring costs			3
Depreciation and amortization	[2]		101
Interest on long-term debt			32
Accretion of long-term liabilities and provisions			12
Impairment of goodwill/disposal group			32
Loss from discontinued operations before tax and gain on divestiture			(40)
Income taxes			(4)
Income from discontinued operations before gain on divestiture			(36)
Gain (Loss) on divestiture, net of tax		(6)	330
Income (loss) from discontinued operations, net of tax		(6)	294
Discontinued Operations [Member] | Elimination of intersegment amounts [member]
Disclosure Of Discontinued Operations [Line Items]
Revenue	[3]		(2)
Operating, general and administrative expenses	[3]		$ (2)
Purchases of Goods and Services [Member] | Shaw Tracking [Member]
Disclosure Of Discontinued Operations [Line Items]
Operating, general and administrative expenses		1
Purchases of Goods and Services [Member] | Discontinued Operations [Member]
Disclosure Of Discontinued Operations [Line Items]
Operating, general and administrative expenses		$ 1

[1]	The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.
[2]	As of the date Viawest met the criteria to be classified as held for sale, the Company ceased amortization of non-current assets of the division, including property, plant and equipment, intangibles and other. Amortization that would otherwise have been taken in the year amounted to $16
[3]	Eliminations relate to intercompany transactions between continuing and discontinued operations. The costs are included in continuing operations as they continue to be incurred subsequent to the disposition.